Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operation [Abstract]
Schedule of discontinued operations
	For the Years Ended December 31,
	2021	2020	2019
Revenue	$-	$-	5,303,071
Cost of revenues	-	-	4,475,590
Gross profit	-	-	827,481
Operating expenses	-	-	3,582,359
Loss from discontinued operations	-	-	(2,754,878)
Other income, net	-	-	10,762
Loss before tax	-	-	(2,744,116)
Income tax provision	-	-	57,015
Net loss from discontinued operations	$-	$-	(2,801,131)

	For the Years Ended December 31,
	2021	2020	2019
Revenue	$886,571	$1,395,285	12,532,371
Cost of revenues	1,657,799	2,235,598	10,412,399
Gross loss	(771,228)	(840,313)	2,119,972
Operating expenses	829,049	6,036,039	7,716,269
Loss from discontinued operations	(1,600,277)	(6,876,352)	(5,596,297)
Other income (expense), net	4,375	(736,249)	(552,037)
Loss before tax	(1,595,902)	(7,612,601)	(6,148,334)
Income tax provision	488	-	595,851
Net loss from discontinued operations	$(1,596,390)	$(7,612,601)	(6,744,185)

Schedule of assets and liabilities of the discontinued operations
	As of December 31,
	2021	2020
Cash	$-	$62,702
Accounts receivable, net	-	364,399
Accounts receivable-related party	-	2,075
Advance to suppliers, net	-	583,911
Prepaid expenses and other current assets	-	29,650
Inventories	-	310,190
Total current assets held for sale	-	1,352,927
Property and equipment, net	-	23,692,505
Intangible assets, net	-	4,873,547
Right of use assets	-	12,276
Total assets held for sale	$-	$29,931,255

Short term bank loans, net	$-	$183,960
Long term bank loans-current portion	-	2,299,500
Advances from customers	-	469,394
Deferred revenue	-	478,637
Accounts payable	-	356,234
Taxes payable	-	152,920
Accrued liabilities and other payables	-	2,957,292
Related parties balance	-	(254,936)
Lease liability-current	-	11,724
Total Current Liabilities held for sale	-	6,654,725
Long term bank loans	-	6,285,300
Total Liabilities held for sale	$-	$13,414,041